Operating Leases	12 Months Ended
Mar. 31, 2023
Operating Leases [Abstract]
OPERATING LEASES

NOTE 10 – OPERATING LEASES

On January 1, 2018, the Company entered into a lease agreement with its related party company to obtain the right of use for office and warehouse of 3,627 square meters for 10 years for free. The Company recorded right-of-use assets and lease expenses based on the fair value for the lease. As the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s lease agreements do not contain any material guarantees or restrictive covenants. The Company does not have any sublease activities.

Operating lease right-of-use assets as of March 31, 2023 and 2022 were as follows:

	As of March 31,
	2023	2022

Office and warehouse*	$361,092	$-
Less: accumulated amortization	(55,042)	-
Total right-of-use assets, net	$306,050	$-

The Company recognized lease expenses for the operating lease right-of-use assets office and warehouse over the lease period which is 10 years. For the years ended March 31, 2023 and 2022, the operating lease expenses were $73,034 and $77,968, respectively.

Operating lease liabilities as of March 31, 2023 and 2022 consisted of the following:

	As of March 31,
	2023	2022

Office and warehouse	$306,050	$-
Total operating lease liabilities, net	$306,050	$-

Analyzed for reporting purposes as:

	As of March 31,
	2023	2022

Non-current portion of operating lease liabilities – related party	$247,961	$-
Current portion of operating lease liabilities – related party	58,089	-
Total operating lease liabilities	$306,050	$-

The discount rate used for the office and warehouse was 5.40%. The remaining lease term for the operating lease was 4.75 years.

Maturity analysis of operating lease liabilities as of March 31, 2023 is as follows:

	Office and warehouse
	RMB	USD

Discount rate at commencement	5.40%	$5.40%
One year	500,400	72,864
Two years	500,400	72,864
Three years	500,400	72,864
Four years	500,400	72,864
Five years and thereafter	375,300	54,648
Total undiscounted cash flows	2,376,900	$346,104
Less: imputed interest	(275,074)	(40,054)
Operating lease liabilities	2,101,826	306,050

The Company had no other operating or financing lease agreements or short-term leases, defined as leases with initial term of 12 months or less, for the years ended March 31, 2023 and 2022.